Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Translation:
Foreign currency exchange gains/(losses)	$ (0.1)	$ (0.4)	$ (0.1)